Note 45 Balances arising from transactions with entities of the group (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Classes of assets [Member]
Disclosure of transactions between related parties [line items]
Loans and advances to banks	€ 10	€ 5
Loans and advances to customers	522	791
Debt Securities Related Party Transactions	2	4
Classes of liabilties [Member]
Disclosure of transactions between related parties [line items]
Deposits from credit institutions related party transactions	0	0
Deposits from customers	114	134
Memorandum accounts [Member]
Disclosure of transactions between related parties [line items]
Financial Guarantees Given Related Party Transactions	140	177
Other Commitments Given Related Party Transactions	797	595
Loan commitments given related party transactions	€ 117	€ 119